INCOME AND EXPENSES ITEMS - Summary of Depreciation, Amortization and Lease Expense Included in Consolidated Income Statements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Operating Income Expense [Line Items]
Depreciation – right of use assets	$ 790	$ 682
Depreciation – investment properties	168	176
Depreciation, amortization and lease expense	6,227	5,849	$ 5,500
Included in cost of sales:
Disclosure Of Other Operating Income Expense [Line Items]
Depreciation – property, plant and equipment	4,077	4,278	3,863
Depreciation – right of use assets	133	133	127
Amortization – intangible assets	26	24	21
Lease expenses	1	1	1
Included in selling expenses:
Disclosure Of Other Operating Income Expense [Line Items]
Depreciation – property, plant and equipment	133	116	108
Depreciation – right of use assets	197	167	144
Amortization – intangible assets	0	0	0
Lease expenses	1	1	1
Included in general and administrative expenses:
Disclosure Of Other Operating Income Expense [Line Items]
Depreciation – property, plant and equipment	580	538	619
Depreciation – right of use assets	456	382	390
Amortization – intangible assets	28	21	26
Depreciation – investment properties	168	176	196
Lease expenses	14	12	4
Included in research and development expenses:
Disclosure Of Other Operating Income Expense [Line Items]
Depreciation – property, plant and equipment	409	0	0
Depreciation – right of use assets	$ 4	$ 0	$ 0